Securities sold under repurchase agreements and interbank and institutional market funds (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 372,294	R$ 328,645
Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	218,138	175,771
Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	154,156	152,874
Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	70,083	81,197
Financial Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	23,878	38,061
Financial Credit Bills [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 46,205	43,136
Financial Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	4.43%
Financial Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	15.06%
Real Estate Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 52,112	48,955
Real Estate Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	36,871	28,476
Real Estate Credit Bills [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 15,241	20,479
Real Estate Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	7.00%
Real Estate Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	13.00%
Rural Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 49,744	39,072
Rural Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	34,803	17,037
Rural Credit Bills [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 14,941	22,035
Rural Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	5.00%
Rural Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	13.72%
Guaranteed Real State Notes [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 64,491	59,190
Guaranteed Real State Notes [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	13,252	6,131
Guaranteed Real State Notes [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 51,239	53,059
Guaranteed Real State Notes [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	5.11%
Guaranteed Real State Notes [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	14.00%
Credit Facilities Available For Financing Of Imports And Exports [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 117,921	87,144
Credit Facilities Available For Financing Of Imports And Exports [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	102,796	81,594
Credit Facilities Available For Financing Of Imports And Exports [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 15,125	5,550
Credit Facilities Available For Financing Of Imports And Exports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.00%
Credit Facilities Available For Financing Of Imports And Exports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	10.20%
Onlending Domestic [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 17,943	13,087
Onlending Domestic [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	6,538	4,472
Onlending Domestic [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 11,405	R$ 8,615
Onlending Domestic [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.00%
Onlending Domestic [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	18.00%